Earning Per Share (Tables)	9 Months Ended
Sep. 30, 2012
Earnings Per Share (Tables) [Abstract]
Schedule of Earning per Share
	For the three months ended September 30,		For the nine months ended September 30,

	2012	2011	2012	2011
Numerators:
Net income attributable to shareholders of FMC-AG & Co. KGaA	$269,862	$279,255	$929,697	$760,717
less:
Dividend preference on Preference shares	25	28	76	83
Income available to all classes of shares	$269,837	$279,227	$929,621	$760,634

Denominators:
Weighted average number of:
Ordinary shares outstanding	301,531,173	299,280,448	300,720,312	298,714,674
Preference shares outstanding	3,971,607	3,964,914	3,968,082	3,960,315
Total weighted average shares outstanding	305,502,780	303,245,362	304,688,394	302,674,989
Potentially dilutive Ordinary shares	2,008,318	1,869,658	1,740,599	1,588,786
Potentially dilutive Preference shares	17,392	20,342	17,209	20,099
Total weighted average Ordinary shares outstanding assuming dilution	303,539,491	301,150,106	302,460,911	300,303,460
Total weighted average Preference shares outstanding assuming dilution	3,988,999	3,985,256	3,985,291	3,980,414

Basic income per Ordinary share	$0.88	$0.92	$3.05	$2.51
Plus preference per Preference shares	0.01	0.01	0.02	0.02
Basic income per Preference share	$0.89	$0.93	$3.07	$2.53

Fully diluted income per Ordinary share	$0.88	$0.92	$3.03	$2.50
Plus preference per Preference shares	0.00	0.00	0.02	0.02
Fully diluted income per Preference share	$0.88	$0.92	$3.05	$2.52